Commitments and Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies [Abstract]
Percentage of annual management fee paid equal to gross equity	1.50%
Accruals of legal and regulatory claims	$ 0	$ 0
Securities obligated to purchase	0	0
Securities obligated to sell	$ 0	$ 0